CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible notes issued	$ 418,000
Debt	4,700,000
Accrued interest for shares of preferred stock	500,000
Shares of common stock	1,400,000
fair value	31,000,000
Loss on extinguishment associated with the note conversions	24,900,000
Extinguishment of the derivative liability - conversion option	$ 700,000